Property, Plant and Equipment - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Long-lived asset impairments	$ 99,726,000	$ 7,890,000	$ 0
Depreciation and amortization	86,000,000.0	87,900,000	82,500,000
Amortization expense related to computer software costs	18,300,000	17,200,000	13,900,000
Unamortized balance of computer software to be sold, leased or marketed	36,600,000	100,500,000
Long-lived asset impairments	140,031,000	7,987,000	0
Repairs and maintenance expense	10,700,000	12,100,000	$ 12,700,000
Other Identified Impairment
Property, Plant and Equipment [Line Items]
Long-lived asset impairments	1,200,000
Computer Software
Property, Plant and Equipment [Line Items]
Long-lived asset impairments	44,649,000	2,911,000
Long-lived asset impairments		7,900,000
Computer Software to be Sold, Leased or Marketed
Property, Plant and Equipment [Line Items]
Long-lived asset impairments	65,900,000
Strategic Shifts | Computer Software
Property, Plant and Equipment [Line Items]
Long-lived asset impairments		6,300,000
2019 Restructuring
Property, Plant and Equipment [Line Items]
Long-lived asset impairments	$ 98,472,000
2017 Restructuring | Computer Software
Property, Plant and Equipment [Line Items]
Long-lived asset impairments		$ 1,600,000